Related Parties Transactions - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 Director Member	Dec. 31, 2018 Member
Disclosure of transactions between related parties [Line Items]
Number of directors | Director	8
Numbers of executive committee members | Member	5	7
Other Related Parties [Member]
Disclosure of transactions between related parties [Line Items]
Description of other significant transactions with related parties	There were no other significant transactions with related parties during the years presented.